UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21745

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund (ETW)
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.
The Fund currently distributes monthly cash distributions equal to $0.0727 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.
The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2022
Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Performance

Portfolio Manager(s) Thomas C. Seto of Parametric Portfolio Associates LLC and G.R. Nelson of Eaton Vance Management
% Average Annual Total Returns[1]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	09/30/2005	(16.76)%	(12.78)%	4.04%	6.42%
Fund at Market Price	—	(22.25)	(16.83)	2.97	7.65

MSCI World Index	—	(20.51)%	(14.34)%	7.66%	9.51%
S&P 500® Index	—	(19.96)	(10.62)	11.30	12.95
MSCI Europe Index	—	(20.79)	(17.61)	2.16	5.43
Cboe S&P 500 BuyWrite IndexSM	—	(10.19)	(2.62)	4.09	5.89
Cboe NASDAQ–100 BuyWrite IndexSM	—	(15.41)	(10.89)	4.93	6.32
% Premium/Discount to NAV[2]
(4.37)%
Distributions [3]
Total Distributions per share for the period	$0.436
Distribution Rate at NAV	10.04%
Distribution Rate at Market Price	10.50
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Fund Profile

Sector Allocation (% of total investments)*
*	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.
Country Allocation (% of total investments)
Top 10 Holdings (% of total investments)*
Apple, Inc.	5.4%
Microsoft Corp.	5.0
Amazon.com, Inc.	2.6
Nestle S.A.	2.5
Alphabet, Inc., Class C	1.7
Alphabet, Inc., Class A	1.7
LVMH Moet Hennessy Louis Vuitton SE	1.7
Roche Holding AG PC	1.6
Tesla, Inc.	1.4
ASML Holding NV	1.4
Total	25.0%

*	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI Europe Index is an unmanaged index designed to measure the developed equity market performance of Europe. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. Cboe NASDAQ–100 BuyWrite IndexSM measures the performance of a theoretical portfolio that owns stocks included in the NASDAQ–100® Index and writes (sells) NASDAQ–100® Index covered call options. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[3]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
Fund profile subject to change due to active management.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 100.3%
Security	Shares	Value
Aerospace & Defense — 1.6%
Airbus SE(1)	56,122	$ 5,489,285
General Dynamics Corp.(1)	6,866	1,519,103
L3Harris Technologies, Inc.(1)	7,755	1,874,383
Northrop Grumman Corp.(1)	1,439	688,662
Raytheon Technologies Corp.(1)	44,236	4,251,522
Textron, Inc.(1)	16,487	1,006,861
		$ 14,829,816
Air Freight & Logistics — 0.5%
Deutsche Post AG(1)	108,468	$ 4,095,332
Expeditors International of Washington, Inc.(1)	3,871	377,268
		$ 4,472,600
Auto Components — 0.5%
Cie Generale des Etablissements Michelin SCA	49,108	$ 1,341,186
Denso Corp.	47,300	2,496,610
Yokohama Rubber Co., Ltd. (The)	75,500	1,023,441
		$ 4,861,237
Automobiles — 2.2%
Honda Motor Co., Ltd.	24,800	$ 597,955
Isuzu Motors, Ltd.	58,000	641,560
Mazda Motor Corp.	26,000	212,224
Mercedes-Benz Group AG(1)	26,925	1,563,759
Tesla, Inc.(1)(2)	20,600	13,872,452
Toyota Motor Corp.	71,700	1,106,281
Volkswagen AG, PFC Shares	24,779	3,336,237
		$ 21,330,468
Banks — 3.7%
Bank of America Corp.(1)	50,000	$ 1,556,500
BNP Paribas S.A.(1)	75,132	3,593,711
Credit Agricole S.A.(1)	88,088	812,080
Danske Bank A/S(1)	72,886	1,037,365
Fifth Third Bancorp(1)	36,006	1,209,802
HSBC Holdings PLC(1)	700,000	4,572,765
Huntington Bancshares, Inc.(1)	87,053	1,047,248
ING Groep NV(1)	315,384	3,107,037
Intesa Sanpaolo SpA	2,079,278	3,891,304
JPMorgan Chase & Co.(1)	44,825	5,047,743
KBC Group NV	22,722	1,278,362
KeyCorp (1)	118,919	2,048,974
Lloyds Banking Group PLC	2,000,000	1,029,013
Security	Shares	Value
Banks (continued)
Natwest Group PLC	500,000	$ 1,330,880
PNC Financial Services Group, Inc. (The)(1)	6,406	1,010,675
Resona Holdings, Inc.	55,000	205,728
Shinsei Bank, Ltd.	31,400	473,167
Standard Chartered PLC	43,591	329,086
Truist Financial Corp.(1)	25,182	1,194,382
		$ 34,775,822
Beverages — 1.8%
Asahi Group Holdings, Ltd.	23,600	$ 776,095
Coca-Cola Co. (The)(1)	24,571	1,545,762
Constellation Brands, Inc., Class A(1)	28,994	6,757,342
Heineken Holding NV	24,773	1,799,625
Heineken NV	7,692	700,138
Kirin Holdings Co., Ltd.	54,500	860,938
PepsiCo, Inc.(1)	27,372	4,561,817
Takara Holdings, Inc.	20,500	151,966
		$ 17,153,683
Biotechnology — 1.5%
AbbVie, Inc.(1)	26,528	$ 4,063,028
Amgen, Inc.(1)	19,701	4,793,253
BioMarin Pharmaceutical, Inc.(1)(2)	9,584	794,226
Gilead Sciences, Inc.(1)	71,450	4,416,325
		$ 14,066,832
Building Products — 0.4%
Daikin Industries, Ltd.	26,200	$ 4,206,646
		$ 4,206,646
Capital Markets — 1.2%
3i Group PLC	30,000	$ 406,615
CME Group, Inc.	2,281	466,921
London Stock Exchange Group PLC	14,000	1,306,363
Moody's Corp.(1)	9,981	2,714,532
S&P Global, Inc.(1)	9,242	3,115,108
Schroders PLC(1)	42,659	1,393,553
St. James's Place PLC(1)	160,504	2,159,635
		$ 11,562,727
Chemicals — 3.7%
Air Liquide S.A.	39,976	$ 5,380,880
Air Products and Chemicals, Inc.(1)	19,863	4,776,654
Akzo Nobel NV	2,842	185,861
BASF SE(1)	67,072	2,934,550
Corteva, Inc.(1)	4,706	254,783

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Daicel Corp.(1)	51,000	$ 315,282
Dow, Inc.(1)	4,706	242,877
DuPont de Nemours, Inc.(1)	4,706	261,559
Eastman Chemical Co.(1)	20,943	1,880,053
Johnson Matthey PLC(1)	41,427	976,875
Linde PLC(1)	43,984	12,654,208
Mitsubishi Gas Chemical Co., Inc.	18,200	263,281
Nitto Denko Corp.	22,800	1,474,671
Shin-Etsu Chemical Co., Ltd.	21,800	2,450,558
Sumitomo Chemical Co., Ltd.	35,700	139,719
Toray Industries, Inc.	56,000	315,215
Tosoh Corp.	85,900	1,068,486
		$ 35,575,512
Commercial Services & Supplies — 0.3%
Rentokil Initial PLC	97,214	$ 563,546
SECOM Co., Ltd.	29,900	1,846,166
Waste Management, Inc.(1)	3,330	509,423
		$ 2,919,135
Communications Equipment — 1.2%
Cisco Systems, Inc.(1)	224,107	$ 9,555,922
Nokia Oyj	317,042	1,469,505
		$ 11,025,427
Construction & Engineering — 0.2%
Ferrovial S.A.	87,175	$ 2,218,059
		$ 2,218,059
Construction Materials — 0.2%
CRH PLC	62,332	$ 2,151,002
		$ 2,151,002
Consumer Finance — 0.4%
American Express Co.(1)	22,280	$ 3,088,453
Navient Corp.	28,416	397,540
		$ 3,485,993
Containers & Packaging — 0.2%
Smurfit Kappa Group PLC	61,889	$ 2,081,519
		$ 2,081,519
Distributors — 0.3%
LKQ Corp.(1)	53,930	$ 2,647,424
		$ 2,647,424
Security	Shares	Value
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	9,853	$ 2,690,066
Groupe Bruxelles Lambert S.A.	4,239	355,353
M&G PLC	286,752	679,808
ORIX Corp.	49,600	831,288
		$ 4,556,515
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	30,000	$ 628,800
Deutsche Telekom AG(1)	318,536	6,335,441
United Internet AG	50,979	1,461,268
Verizon Communications, Inc.(1)	9,900	502,425
		$ 8,927,934
Electric Utilities — 1.5%
Acciona S.A.	8,786	$ 1,618,895
Chubu Electric Power Co., Inc.	31,500	317,186
Edison International(1)	28,751	1,818,213
Enel SpA	226,448	1,241,891
Iberdrola S.A.(1)	687,868	7,161,671
NextEra Energy, Inc.(1)	26,000	2,013,960
Tokyo Electric Power Co.(2)	40,600	169,838
		$ 14,341,654
Electrical Equipment — 0.8%
ABB, Ltd.(1)	107,459	$ 2,881,854
Fujikura, Ltd.	69,000	390,845
Legrand S.A.(1)	47,726	3,543,584
Siemens Energy AG	55,583	819,201
		$ 7,635,484
Electronic Equipment, Instruments & Components — 1.3%
Alps Alpine Co., Ltd.	101,500	$ 1,031,389
Citizen Watch Co., Ltd.	164,000	667,169
Corning, Inc.(1)	19,975	629,412
Halma PLC	64,889	1,593,164
Kyocera Corp.	47,900	2,560,560
Omron Corp.	16,100	819,437
Taiyo Yuden Co., Ltd.	51,500	1,754,932
TDK Corp.	93,300	2,884,674
		$ 11,940,737
Entertainment — 1.8%
Electronic Arts, Inc.(1)	45,613	$ 5,548,821
Netflix, Inc.(1)(2)	22,508	3,935,974
Nintendo Co., Ltd.	3,100	1,333,175
Toho Co., Ltd.	14,100	510,774

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
Universal Music Group NV	108,427	$ 2,172,445
Walt Disney Co. (The)(1)(2)	41,417	3,909,765
		$ 17,410,954
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.(1)	17,793	$ 4,547,713
British Land Co. PLC (The)	35,000	191,463
Capital & Counties Properties PLC	189,600	323,713
		$ 5,062,889
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.(1)	10,600	$ 5,080,368
Ocado Group PLC(1)(2)	44,101	420,402
Seven & i Holdings Co., Ltd.	33,700	1,307,573
Sysco Corp.(1)	10,562	894,707
Tesco PLC	703,357	2,192,084
Walmart, Inc.(1)	5,517	670,757
		$ 10,565,891
Food Products — 3.3%
Kikkoman Corp.	3,300	$ 175,616
Mondelez International, Inc., Class A(1)	107,285	6,661,326
Nestle S.A.(1)	203,470	23,780,084
Nissin Foods Holdings Co., Ltd.	10,000	690,711
Toyo Suisan Kaisha, Ltd.	5,000	195,216
		$ 31,502,953
Gas Utilities — 0.1%
Italgas SpA	35,014	$ 204,319
Snam SpA	175,073	918,497
		$ 1,122,816
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories(1)	80,752	$ 8,773,705
Boston Scientific Corp.(1)(2)	30,000	1,118,100
Olympus Corp.	69,400	1,406,404
Smith & Nephew PLC	80,000	1,118,782
Terumo Corp.	112,600	3,406,268
Zimmer Biomet Holdings, Inc.	5,000	525,300
		$ 16,348,559
Health Care Providers & Services — 2.0%
CVS Health Corp.(1)	36,710	$ 3,401,548
Security	Shares	Value
Health Care Providers & Services (continued)
McKesson Corp.(1)	10,557	$ 3,443,799
UnitedHealth Group, Inc.(1)	23,890	12,270,621
		$ 19,115,968
Health Care Technology — 0.0%(3)
M3, Inc.	11,400	$ 328,148
		$ 328,148
Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.(1)(2)	2,921	$ 5,108,800
Yum! Brands, Inc.(1)	26,696	3,030,263
		$ 8,139,063
Household Durables — 0.8%
Barratt Developments PLC(1)	228,988	$ 1,280,881
Casio Computer Co., Ltd.	63,200	586,432
Haseko Corp.	19,500	229,027
Nikon Corp.	49,000	565,059
PulteGroup, Inc.(1)	70,920	2,810,560
Sekisui Chemical Co., Ltd.	61,000	836,309
Sony Group Corp.	21,100	1,720,847
		$ 8,029,115
Household Products — 0.6%
Clorox Co. (The)(1)	9,542	$ 1,345,231
Henkel AG & Co. KGaA, PFC Shares	18,309	1,132,971
Kimberly-Clark Corp.(1)	4,027	544,249
Procter & Gamble Co. (The)(1)	6,074	873,381
Reckitt Benckiser Group PLC	28,566	2,148,514
		$ 6,044,346
Industrial Conglomerates — 1.5%
3M Co.(1)	2,786	$ 360,536
Honeywell International, Inc.(1)	23,826	4,141,197
Nisshinbo Holdings, Inc.	104,000	783,289
Siemens AG(1)	88,510	9,098,518
		$ 14,383,540
Insurance — 3.3%
Ageas S.A./NV	22,500	$ 992,083
Allianz SE(1)	56,176	10,769,510
Allstate Corp. (The)(1)	14,927	1,891,699
Chubb, Ltd.(1)	7,404	1,455,478
Cincinnati Financial Corp.(1)	13,801	1,642,043
Hannover Rueck SE	7,000	1,020,983
Hartford Financial Services Group, Inc.(1)	16,437	1,075,473

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Legal & General Group PLC	250,000	$ 730,893
Lincoln National Corp.(1)	17,183	803,649
Marsh & McLennan Cos., Inc.(1)	18,342	2,847,595
MS&AD Insurance Group Holdings, Inc.	37,200	1,140,678
Principal Financial Group, Inc.(1)	17,247	1,151,927
Prudential Financial, Inc.(1)	13,233	1,266,133
Prudential PLC(1)	224,243	2,789,411
SCOR SE(1)	61,069	1,315,371
		$ 30,892,926
Interactive Media & Services — 4.7%
Alphabet, Inc., Class A(1)(2)	7,387	$ 16,098,194
Alphabet, Inc., Class C(1)(2)	7,574	16,567,746
Meta Platforms, Inc., Class A(1)(2)	72,100	11,626,125
		$ 44,292,065
Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.(1)(2)	234,020	$ 24,855,264
Prosus NV	25,000	1,618,840
		$ 26,474,104
IT Services — 2.9%
Adyen NV(2)(4)	1,300	$ 1,876,072
Amadeus IT Group S.A.(2)	47,489	2,659,106
Atos SE	5,628	76,299
Capgemini SE(1)	23,097	3,983,310
Fidelity National Information Services, Inc.(1)	33,608	3,080,845
Global Payments, Inc.(1)	15,313	1,694,230
Mastercard, Inc., Class A(1)	14,997	4,731,253
NEC Corp.	15,600	608,664
NTT Data Corp.	79,000	1,095,954
Obic Co., Ltd.	2,300	327,074
Okta, Inc.(2)	5,000	452,000
Otsuka Corp.	15,600	464,270
PayPal Holdings, Inc.(1)(2)	52,937	3,697,120
Visa, Inc., Class A(1)	13,600	2,677,704
Worldline S.A.(2)(4)	2,251	83,961
		$ 27,507,862
Leisure Products — 0.2%
Hasbro, Inc.(1)	6,865	$ 562,106
Yamaha Corp.	32,400	1,335,688
		$ 1,897,794
Life Sciences Tools & Services — 1.1%
PerkinElmer, Inc.(1)	6,547	$ 931,114
Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.(1)	17,359	$ 9,430,798
		$ 10,361,912
Machinery — 1.4%
Daimler Truck Holding AG(2)	13,462	$ 354,534
Dover Corp.(1)	7,424	900,680
Ebara Corp.	25,500	952,872
FANUC Corp.	22,427	3,515,191
Kawasaki Heavy Industries, Ltd.	8,200	153,898
Komatsu, Ltd.	29,200	650,201
Makita Corp.	7,700	190,856
Mitsui E&S Holdings Co., Ltd. (2)	69,200	170,925
Parker-Hannifin Corp.(1)	7,147	1,758,519
SMC Corp.	1,500	667,709
Snap-on, Inc.(1)	6,143	1,210,355
Stanley Black & Decker, Inc.(1)	24,657	2,585,533
Toyota Industries Corp.	6,400	396,847
		$ 13,508,120
Media — 0.8%
Charter Communications, Inc., Class A(1)(2)	5,813	$ 2,723,565
Comcast Corp., Class A(1)	98,308	3,857,606
Hakuhodo DY Holdings, Inc.	20,900	191,985
Vivendi SE	108,427	1,106,486
		$ 7,879,642
Metals & Mining — 1.1%
Glencore PLC	1,152,251	$ 6,241,094
Mitsui Mining & Smelting Co., Ltd.	13,200	307,854
Rio Tinto PLC(1)	66,510	3,976,408
		$ 10,525,356
Multiline Retail — 0.4%
Next PLC(1)	41,584	$ 2,970,773
Target Corp.(1)	7,168	1,012,337
		$ 3,983,110
Multi-Utilities — 1.1%
CMS Energy Corp.(1)	90,509	$ 6,109,357
Engie S.A.	168,092	1,946,331
NiSource, Inc.(1)	42,420	1,250,966
Veolia Environnement S.A.	37,663	923,244
		$ 10,229,898
Oil, Gas & Consumable Fuels — 3.4%
APA Corp.(1)	25,465	$ 888,729

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.(1)	36,290	$ 5,254,066
ConocoPhillips	5,771	518,294
Idemitsu Kosan Co., Ltd.	28,500	680,827
Marathon Petroleum Corp.(1)	27,916	2,294,974
Phillips 66(1)	36,105	2,960,249
Royal Dutch Shell PLC	268,058	6,980,975
TotalEnergies SE(1)	245,487	12,921,691
		$ 32,499,805
Paper & Forest Products — 0.1%
Mondi PLC	38,326	$ 680,293
Oji Holdings Corp.	22,500	97,477
		$ 777,770
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A(1)	16,077	$ 4,094,330
Kao Corp.	32,454	1,315,992
Unilever PLC(5)	4,019	183,185
Unilever PLC(5)	128,549	5,838,740
		$ 11,432,247
Pharmaceuticals — 6.9%
Astellas Pharma, Inc.	205,900	$ 3,212,389
AstraZeneca PLC(1)	56,549	7,460,042
Bayer AG(1)	26,130	1,560,388
Bristol-Myers Squibb Co.(1)	18,026	1,388,002
Chugai Pharmaceutical Co., Ltd.	105,900	2,708,973
Daiichi Sankyo Co., Ltd.	62,100	1,579,357
Eisai Co., Ltd.	14,646	619,234
Eli Lilly & Co.(1)	13,232	4,290,211
Euroapi S.A.(2)	3,751	59,175
Johnson & Johnson(1)	13,558	2,406,681
Merck & Co., Inc.(1)	25,250	2,302,042
Novartis AG(1)	142,782	12,105,141
Organon & Co.(1)	2,525	85,219
Pfizer, Inc.(1)	14,458	758,033
Roche Holding AG PC(1)	45,591	15,241,063
Sanofi (1)	86,276	8,700,592
UCB S.A.	9,177	777,652
Viatris, Inc.(1)	1,793	18,773
		$ 65,272,967
Professional Services — 0.8%
Equifax, Inc.(1)	11,910	$ 2,176,910
Experian PLC	85,608	2,513,519
Recruit Holdings Co., Ltd.	28,600	842,282
Security	Shares	Value
Professional Services (continued)
Robert Half International, Inc.(1)	26,747	$ 2,003,083
Wolters Kluwer NV	961	93,138
		$ 7,628,932
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)(2)	37,761	$ 2,779,587
Daito Trust Construction Co., Ltd.	5,500	475,783
Heiwa Real Estate Co., Ltd.	34,400	987,255
Sumitomo Realty & Development Co., Ltd.	19,400	512,135
		$ 4,754,760
Road & Rail — 0.9%
Canadian Pacific Railway, Ltd.(1)	41,725	$ 2,914,074
Central Japan Railway Co.	6,200	712,583
CSX Corp.(1)	117,095	3,402,781
East Japan Railway Co.	8,300	424,538
Keio Corp.	19,000	681,600
		$ 8,135,576
Semiconductors & Semiconductor Equipment — 7.3%
Advantest Corp.	26,800	$ 1,441,216
Analog Devices, Inc.(1)	25,340	3,701,921
ASML Holding NV(1)	28,290	13,365,269
Enphase Energy, Inc.(1)(2)	17,850	3,485,034
Infineon Technologies AG	66,560	1,619,106
Intel Corp.(1)	255,724	9,566,635
Marvell Technology, Inc.(1)	82,514	3,591,834
Micron Technology, Inc.	46,000	2,542,880
Monolithic Power Systems, Inc.	2,000	768,080
NXP Semiconductors NV(1)	40,985	6,067,009
ON Semiconductor Corp.(2)	30,000	1,509,300
SolarEdge Technologies, Inc.(2)	2,400	656,832
STMicroelectronics NV	35,000	1,106,877
Teradyne, Inc.(1)	9,711	869,620
Texas Instruments, Inc.(1)	78,884	12,120,526
Tokyo Electron, Ltd.	22,300	7,278,568
		$ 69,690,707
Software — 6.9%
Adobe, Inc.(1)(2)	13,000	$ 4,758,780
Citrix Systems, Inc.(1)	25,268	2,455,291
Dassault Systemes SE	48,500	1,796,482
Microsoft Corp.(1)	188,008	48,286,095
Oracle Corp.(1)	34,518	2,411,773
Sage Group PLC (The)	144,457	1,118,643

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Trend Micro, Inc.	28,597	$ 1,399,005
Zscaler, Inc.(1)(2)	23,802	3,558,637
		$ 65,784,706
Specialty Retail — 2.0%
Fast Retailing Co., Ltd.	19,700	$ 10,347,955
Fnac Darty S.A.	922	39,221
Home Depot, Inc. (The)(1)	10,573	2,899,857
Lowe's Cos., Inc.(1)	28,810	5,032,243
USS Co., Ltd.	27,200	471,432
		$ 18,790,708
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.(1)	376,691	$ 51,501,194
Hewlett Packard Enterprise Co.(1)	78,955	1,046,943
HP, Inc.(1)	39,615	1,298,580
		$ 53,846,717
Textiles, Apparel & Luxury Goods — 2.8%
adidas AG	18,913	$ 3,359,533
Kering S.A.(1)	7,696	3,988,274
LVMH Moet Hennessy Louis Vuitton SE(1)	25,872	15,856,370
NIKE, Inc., Class B(1)	33,397	3,413,173
		$ 26,617,350
Tobacco — 0.8%
British American Tobacco PLC(1)	161,811	$ 6,935,909
Japan Tobacco, Inc.	34,000	589,178
		$ 7,525,087
Trading Companies & Distributors — 0.7%
Ferguson PLC	38,043	$ 4,261,672
Marubeni Corp.	37,800	339,126
Mitsubishi Corp.	21,400	637,317
Sumitomo Corp.	96,700	1,314,485
		$ 6,552,600
Transportation Infrastructure — 0.1%
Aeroports de Paris(2)	6,667	$ 849,911
		$ 849,911
Wireless Telecommunication Services — 1.2%
KDDI Corp.	129,000	$ 4,067,932
SoftBank Group Corp.	116,996	4,534,588
Security	Shares	Value
Wireless Telecommunication Services (continued)
T-Mobile US, Inc.(1)(2)	18,500	$ 2,488,990
Vodafone Group PLC	100,000	155,489
		$ 11,246,999
Total Common Stocks (identified cost $378,198,194)		$953,780,099

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(6)	4,293,797	$ 4,293,797
Total Short-Term Investments (identified cost $4,293,797)		$ 4,293,797
Total Investments — 100.8% (identified cost $382,491,991)		$958,073,896
Total Written Call Options — (0.6)% (premiums received $13,977,584)		$ (6,017,121)
Other Assets, Less Liabilities — (0.2)%		$ (1,159,255)
Net Assets — 100.0%		$950,897,520
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $1,960,033 or 0.2% of the Fund's net assets.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	54.2%	$519,200,089
Japan	11.0	105,570,048
United Kingdom	8.0	76,854,188
France	7.1	68,318,159
Switzerland	5.8	55,463,620
Germany	5.2	49,461,331
Netherlands	3.9	37,581,596
Ireland	1.8	16,886,729
Spain	1.4	13,657,731
Italy	0.6	6,256,011
Belgium	0.4	3,403,450
Canada	0.3	2,914,074
Finland	0.2	1,469,505
Denmark	0.1	1,037,365
Total Investments	100.0%	$958,073,896
Written Call Options (Exchange-Traded) — (0.6)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,210	EUR	41,803,806	EUR	3,875	7/1/22	$ —
Dow Jones Euro Stoxx 50 Index	1,230	EUR	42,494,778	EUR	3,775	7/8/22	(8,864)
Dow Jones Euro Stoxx 50 Index	1,230	EUR	42,494,778	EUR	3,600	7/15/22	(260,813)
Dow Jones Euro Stoxx 50 Index	1,270	EUR	43,876,722	EUR	3,625	7/22/22	(319,529)
FTSE 100 Index	950	GBP	68,108,160	GBP	7,325	7/15/22	(636,451)
NASDAQ 100 Index	14	USD	16,105,208	USD	12,950	7/1/22	(560)
NASDAQ 100 Index	14	USD	16,105,208	USD	12,950	7/5/22	(490)
NASDAQ 100 Index	14	USD	16,105,208	USD	13,000	7/6/22	(1,015)
NASDAQ 100 Index	15	USD	17,255,580	USD	12,350	7/8/22	(20,100)
NASDAQ 100 Index	15	USD	17,255,580	USD	11,850	7/11/22	(143,550)
NASDAQ 100 Index	14	USD	16,105,208	USD	11,800	7/13/22	(204,820)
NASDAQ 100 Index	14	USD	16,105,208	USD	11,600	7/15/22	(352,310)
NASDAQ 100 Index	14	USD	16,105,208	USD	11,900	7/18/22	(212,380)
NASDAQ 100 Index	14	USD	16,105,208	USD	12,050	7/20/22	(176,680)
NASDAQ 100 Index	14	USD	16,105,208	USD	12,350	7/22/22	(104,790)
NASDAQ 100 Index	14	USD	16,105,208	USD	12,350	7/25/22	(113,610)
NASDAQ 100 Index	14	USD	16,105,208	USD	12,000	7/27/22	(267,400)
Nikkei 225 Index	120	JPY	3,167,164,800	JPY	28,375	7/1/22	—
Nikkei 225 Index	130	JPY	3,431,095,200	JPY	28,625	7/8/22	(885)
Nikkei 225 Index	130	JPY	3,431,095,200	JPY	26,750	7/15/22	(271,201)
Nikkei 225 Index	130	JPY	3,431,095,200	JPY	27,000	7/22/22	(260,522)
S&P 500 Index	65	USD	24,604,970	USD	4,200	7/1/22	(163)
S&P 500 Index	64	USD	24,226,432	USD	4,210	7/5/22	(320)
S&P 500 Index	65	USD	24,604,970	USD	4,225	7/6/22	(325)

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
S&P 500 Index	65	USD	24,604,970	USD	4,025	7/8/22	$ (10,400)
S&P 500 Index	65	USD	24,604,970	USD	3,890	7/11/22	(123,175)
S&P 500 Index	65	USD	24,604,970	USD	3,875	7/13/22	(207,350)
S&P 500 Index	66	USD	24,983,508	USD	3,780	7/15/22	(548,790)
S&P 500 Index	66	USD	24,983,508	USD	3,850	7/18/22	(340,560)
S&P 500 Index	66	USD	24,983,508	USD	3,900	7/20/22	(252,120)
S&P 500 Index	65	USD	24,604,970	USD	3,950	7/22/22	(180,050)
S&P 500 Index	65	USD	24,604,970	USD	3,975	7/25/22	(157,950)
S&P 500 Index	66	USD	24,983,508	USD	3,910	7/27/22	(323,400)
SMI Index	350	CHF	37,594,235	CHF	10,800	7/15/22	(516,548)
Total							$(6,017,121)
Abbreviations:
PC	– Participation Certificate
PFC Shares	– Preference Shares
Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $378,198,194)	$ 953,780,099
Affiliated investment, at value (identified cost $4,293,797)	4,293,797
Foreign currency, at value (identified cost $166,772)	167,970
Dividends receivable	689,367
Dividends receivable from affiliated investment	5,852
Receivable for investments sold	3,140,459
Tax reclaims receivable	2,100,174
Total assets	$964,177,718
Liabilities
Written options outstanding, at value (premiums received $13,977,584)	$ 6,017,121
Payable for investments purchased	6,198,548
Payable to affiliates:
Investment adviser fee	805,500
Trustees' fees	14,703
Accrued expenses	244,326
Total liabilities	$ 13,280,198
Net Assets	$950,897,520
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 1,094,604
Additional paid-in capital	352,342,070
Distributable earnings	597,460,846
Net Assets	$950,897,520
Common Shares Issued and Outstanding	109,460,437
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 8.69

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $1,146,781)	$ 13,350,717
Dividend income from affiliated investment	10,531
Total investment income	$ 13,361,248
Expenses
Investment adviser fee	$ 5,309,404
Trustees’ fees and expenses	30,242
Custodian fee	186,220
Transfer and dividend disbursing agent fees	8,952
Legal and accounting services	33,100
Printing and postage	202,011
Miscellaneous	50,382
Total expenses	$ 5,820,311
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 1,152
Total expense reductions	$ 1,152
Net expenses	$ 5,819,159
Net investment income	$ 7,542,089
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 2,459,096
Written options	59,317,648
Foreign currency transactions	(174,168)
Net realized gain	$ 61,602,576
Change in unrealized appreciation (depreciation):
Investments	$ (276,513,542)
Written options	10,452,543
Foreign currency	(126,455)
Net change in unrealized appreciation (depreciation)	$(266,187,454)
Net realized and unrealized loss	$(204,584,878)
Net decrease in net assets from operations	$(197,042,789)

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 7,542,089	$ 8,526,619
Net realized gain	61,602,576	76,196,734
Net change in unrealized appreciation (depreciation)	(266,187,454)	75,979,280
Net increase (decrease) in net assets from operations	$ (197,042,789)	$ 160,702,633
Distributions to shareholders	$ (47,693,456)	$ (74,532,361)
Tax return of capital to shareholders	$ —	$ (19,532,395)
Capital share transactions:
Proceeds from shelf offering, net of offering costs (see Note 5)	$ 5,083,716	$ 12,205,210
Reinvestment of distributions	1,230,705	2,876,688
Net increase in net assets from capital share transactions	$ 6,314,421	$ 15,081,898
Net increase (decrease) in net assets	$ (238,421,824)	$ 81,719,775
Net Assets
At beginning of period	$1,189,319,344	$ 1,107,599,569
At end of period	$ 950,897,520	$1,189,319,344

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Financial Highlights

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.930	$ 10.300	$ 10.470	$ 9.690	$ 11.590	$ 10.710
Income (Loss) From Operations
Net investment income(1)	$ 0.069	$ 0.079	$ 0.087	$ 0.129	$ 0.141	$ 0.135
Net realized and unrealized gain (loss)	(1.874)	1.421	0.615	1.523	(0.950)	1.850
Total income (loss) from operations	$ (1.805)	$ 1.500	$ 0.702	$ 1.652	$ (0.809)	$ 1.985
Less Distributions
From net investment income	$ (0.436)	$ (0.164)	$ (0.080)	$ (0.142)	$ (0.129)	$ (0.149)
From net realized gain	—	(0.527)	(0.436)	(0.089)	(0.550)	—
Tax return of capital	—	(0.181)	(0.356)	(0.641)	(0.413)	(0.956)
Total distributions	$ (0.436)	$ (0.872)	$ (0.872)	$ (0.872)	$ (1.092)	$ (1.105)
Premium from common shares sold through shelf offering (see Note 5)(1)	$ 0.001	$ 0.002	$ —	$ —	$ 0.001	$ —
Net asset value — End of period	$ 8.690	$ 10.930	$ 10.300	$ 10.470	$ 9.690	$ 11.590
Market value — End of period	$ 8.310	$ 11.190	$ 9.680	$ 10.370	$ 9.530	$ 11.920
Total Investment Return on Net Asset Value(2)	(16.76)% (3)	15.19%	8.55%	18.05%	(7.72)%	19.28%
Total Investment Return on Market Value(2)	(22.25)% (3)	25.48%	3.00%	18.88%	(11.76)%	30.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$950,898	$1,189,319	$1,107,600	$1,125,503	$1,040,883	$1,236,915
Ratios (as a percentage of average daily net assets):
Expenses	1.10% (4)(5)	1.09%	1.10%	1.10%	1.09%	1.09%
Net investment income	1.42% (4)	0.74%	0.91%	1.26%	1.27%	1.20%
Portfolio Turnover	2% (3)	3%	7%	2%	4%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund's financial statements for such outstanding reclaims.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2022, no amount of distributions is estimated to be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 378,814,505
Gross unrealized appreciation	$ 585,513,019
Gross unrealized depreciation	(12,270,749)
Net unrealized appreciation	$ 573,242,270

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets, as defined in the investment advisory agreement, and is payable monthly. For purposes of this calculation, gross assets represent net assets plus obligations attributable to investment leverage. During the six months ended June 30, 2022, the Fund had no obligations attributable to investment leverage. For the six months ended June 30, 2022, the investment adviser fee amounted to $5,309,404.
Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment adviser fee paid was reduced by $1,152 relating to the Fund’s investment in the Liquidity Fund. EVM also serves as administrator of the Fund, but receives no compensation.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $56,185,477 and $24,611,930, respectively, for the six months ended June 30, 2022.
5  Common Shares of Beneficial Interest and Shelf Offering
Common shares issued by the Fund pursuant to its dividend reinvestment plan for the six months ended June 30, 2022 and the year ended December 31, 2021 were 121,676 and 266,248, respectively.
In August 2012, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended June 30, 2022 and the year ended December 31, 2021.
Pursuant to its most recent registration statement filed with the SEC, the Fund is authorized to issue up to an additional 10,790,376 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Fund, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Fund's net asset value per common share.
During the six months ended June 30, 2022 and the year ended December 31, 2021, the Fund sold 476,884 and 1,109,005 common shares, respectively, and received proceeds (net of offering costs) of $5,083,716 and $12,205,210, respectively, through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $155,292 for the six months ended June 30, 2022 and $192,132 for the year ended December 31, 2021. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Fund’s shares and is entitled to receive a sales commission from the Fund of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Fund was informed that the sales commissions retained by EVD during the six months ended June 30, 2022 and the year ended December 31, 2021 were $10,270 and $24,657, respectively.
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2022 is included in the Portfolio of Investments. At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2022 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Written options	$ —	$(6,017,121)
(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written options	$59,317,648	$10,452,543
(1)	Statement of Operations location: Net realized gain (loss): Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options.
The average number of written options contracts outstanding during the six months ended June 30, 2022, which is indicative of the volume of this derivative type, was 7,614 contracts.
7  Investments in Affiliated Funds
At June 30, 2022, the value of the Fund's investment in affiliated funds was $4,293,797, which represents 0.5% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$41,230,131	$(36,936,334)	$ —	$ —	$4,293,797	$10,531	4,293,797
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

At June 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 67,888,011	$ 21,869,583	$ —	$ 89,757,594
Consumer Discretionary	65,244,479	57,525,894	—	122,770,373
Consumer Staples	33,029,270	51,194,937	—	84,224,207
Energy	11,916,312	20,583,493	—	32,499,805
Financials	37,721,941	47,552,042	—	85,273,983
Health Care	65,269,953	60,224,433	—	125,494,386
Industrials	31,680,890	55,659,529	—	87,340,419
Information Technology	186,715,450	53,080,706	—	239,796,156
Materials	7,415,926	43,695,233	—	51,111,159
Real Estate	7,327,300	2,490,349	—	9,817,649
Utilities	11,192,496	14,501,872	—	25,694,368
Total Common Stocks	$ 525,402,028	$ 428,378,071*	$ —	$ 953,780,099
Short-Term Investments	$ 4,293,797	$ —	$ —	$ 4,293,797
Total Investments	$ 529,695,825	$ 428,378,071	$ —	$ 958,073,896
Liability Description
Written Call Options	$ (3,742,308)	$ (2,274,813)	$ —	$ (6,017,121)
Total	$ (3,742,308)	$ (2,274,813)	$ —	$ (6,017,121)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on April 14, 2022. The following action was taken by the shareholders:
Proposal 1(b): The election of George J. Gorman, William H. Park, Keith Quinton and Susan J. Sutherland as Class II Trustees of the Fund for a three-year term expiring in 2025.
	Number of Shares
Nominees for Trustee	For	Withheld
George J. Gorman	86,051,291	1,870,618
William H. Park*	86,038,696	1,883,213
Keith Quinton	86,159,423	1,762,486
Susan J. Sutherland	86,246,051	1,675,858
* Mr. Park retired as Trustee effective July 1, 2022.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategies. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on one or more U.S. and foreign indices. The Board considered that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. With respect to the Sub-adviser, the Board considered the experience of the Sub-adviser’s investment professionals in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than one of its secondary benchmark indexes and lower than its primary, other secondary and blended benchmark indexes for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered in the same manner as an open-end fund and that, notwithstanding that the Fund is authorized to issue additional common shares through a shelf offering, the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2022
Officers and Trustees

Officers
Edward J. Perkin President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Ms. Wiser began serving as a Trustee effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Fund Offices
Two International Place
Boston, MA 02110

7746    6.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.
(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin President

Date:	August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date:	August 22, 2022

By:	/s/ Edward J. Perkin
Edward J. Perkin President

Date:	August 22, 2022